Fair Value (Details 3) (Trademarks [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Nov. 30, 2010
Intangible nonfinancial assets measured at fair value on nonrecurring basis
Intangible Assets Excluding Goodwill Fair Value Disclosure		$ 81
Impairment	(48)
Fair Value, Inputs, Level 1 [Member]
Intangible nonfinancial assets measured at fair value on nonrecurring basis
Intangible Assets Excluding Goodwill Fair Value Disclosure		0
Fair Value, Inputs, Level 2 [Member]
Intangible nonfinancial assets measured at fair value on nonrecurring basis
Intangible Assets Excluding Goodwill Fair Value Disclosure		0
Fair Value, Inputs, Level 3 [Member]
Intangible nonfinancial assets measured at fair value on nonrecurring basis
Intangible Assets Excluding Goodwill Fair Value Disclosure		$ 81